Loans receivable (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable Details [Abstract]
Balance, beginning of the period	$ 13,073	$ 9,813
Provision for loan losses	13,778	15,383
Charge offs	(14,296)	(12,123)
Balance, end of the period	$ 12,555	$ 13,073